Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000122237
Shareholder Report [Line Items]
Fund Name	Al Frank Fund
Class Name	Advisor Class
Trading Symbol	VALAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-263-6443
Additional Information Website	www.alfrankfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Al Frank Fund	S&P 500® Index	Russell 3000® Total Return Index	Russell 3000® Value Index
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$9,833	$10,742	$10,729	$10,386
Jun-2016	$9,318	$11,171	$10,959	$10,637
Jun-2017	$11,293	$13,170	$12,987	$12,361
Jun-2018	$12,550	$15,064	$14,907	$13,258
Jun-2019	$13,116	$16,633	$16,246	$14,231
Jun-2020	$12,395	$17,881	$17,306	$12,890
Jun-2021	$19,199	$25,175	$24,950	$18,742
Jun-2022	$16,597	$22,503	$21,490	$17,343
Jun-2023	$18,282	$26,912	$25,563	$19,289
Jun-2024	$21,542	$33,521	$31,475	$21,784

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Al Frank Fund	8.91%	17.83%	10.43%	7.98%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%
Russell 3000® Value Index	6.18%	12.93%	8.89%	8.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 68,970,918
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 258,163
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$68,970,918 Number of Portfolio Holdings72 Advisory Fee (net of waivers)$258,163 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.1%
Money Market Funds	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.alfrankfunds.com